Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash	$ 541.8	$ 249.8	$ 225.7
Short-term investments	40.0	0.0
Gold prepayment obligation	0.0	(55.9)	$ (71.2)
Wheaton refund liability	(7.3)	(6.7)
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	541.8	249.8
Short-term investments	40.0
Collateral deposits	0.6
Restricted cash	0.4	2.0
Trade and other receivables	185.5	176.2
Non-hedge derivative assets	14.3	1.4
Assets used to manage liquidity risk	782.6	429.4
Trade and other payables, including embedded derivatives	(255.2)	(219.3)
Agreements with communities	(68.4)	(55.0)
Deferred Rosemont acquisition consideration		(9.7)
Senior unsecured notes	(1,111.1)	(1,190.6)
Senior secured revolving credit facilities		(96.9)
Gold prepayment obligation		(55.9)
Wheaton refund liability	(7.3)	(6.7)
Non-derivative financial liabilities	(1,442.0)	(1,634.1)
Non-hedge derivative contracts	(0.3)	(11.8)
Derivative financial liabilities	(0.3)	(11.8)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	541.8	249.8
Short-term investments	40.0
Collateral deposits	0.6
Restricted cash	0.4	2.0
Trade and other receivables	185.5	176.2
Non-hedge derivative assets	14.3	1.4
Assets used to manage liquidity risk	782.6	429.4
Trade and other payables, including embedded derivatives	(255.2)	(219.3)
Agreements with communities	(99.0)	(79.5)
Deferred Rosemont acquisition consideration		(10.0)
Senior unsecured notes	(1,305.7)	(1,469.6)
Senior secured revolving credit facilities		(120.7)
Gold prepayment obligation		(55.9)
Wheaton refund liability	(79.2)	(79.2)
Non-derivative financial liabilities	(1,739.1)	(2,034.2)
Non-hedge derivative contracts	(0.3)	(11.8)
Derivative financial liabilities	(0.3)	(11.8)
Less than 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	541.8	249.8
Short-term investments	40.0
Collateral deposits	0.6
Restricted cash	0.4	2.0
Trade and other receivables	185.5	176.2
Non-hedge derivative assets	14.3	1.4
Assets used to manage liquidity risk	782.6	429.4
Trade and other payables, including embedded derivatives	(255.2)	(219.3)
Agreements with communities	(26.1)	(20.4)
Deferred Rosemont acquisition consideration		(10.0)
Senior unsecured notes	(59.1)	(63.7)
Senior secured revolving credit facilities		(11.4)
Gold prepayment obligation		(55.9)
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(340.4)	(380.7)
Non-hedge derivative contracts	(0.3)	(11.8)
Derivative financial liabilities	(0.3)	(11.8)
1 - 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables, including embedded derivatives	0.0	0.0
Agreements with communities	(17.0)	(10.6)
Deferred Rosemont acquisition consideration		0.0
Senior unsecured notes	(654.4)	(714.0)
Senior secured revolving credit facilities		(109.3)
Gold prepayment obligation		0.0
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(671.4)	(833.9)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	0.0	0.0
3 -5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables, including embedded derivatives	0.0	0.0
Agreements with communities	(8.3)	(8.1)
Deferred Rosemont acquisition consideration		0.0
Senior unsecured notes	(592.2)	(73.5)
Senior secured revolving credit facilities		0.0
Gold prepayment obligation		0.0
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(600.5)	(81.6)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	0.0	0.0
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables, including embedded derivatives	0.0	0.0
Agreements with communities	(47.6)	(40.4)
Deferred Rosemont acquisition consideration		0.0
Senior unsecured notes	0.0	(618.4)
Senior secured revolving credit facilities		0.0
Gold prepayment obligation		0.0
Wheaton refund liability	(79.2)	(79.2)
Non-derivative financial liabilities	(126.8)	(738.0)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	$ 0.0	$ 0.0